                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment ; [_] Amendment Number:

     This Amendment (Check only one):   [_] is a restatement.
                                        [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Spears Abacus Advisors LLC
Address: 147 East 48th Street
         New York, New York 10017

Form 13F File Number: 28-12956

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Robert Raich
Title: President
Phone: 212-230-9800

Signature, Place, and Date of Signing:


/s/ Robert Raich   New York, New York   May 15, 2008
----------------   ------------------   ------------
   [Signature]        [City, State]        [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 83

Form 13F Information Table Value Total:  $472256
                                       (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manger filing this report.

NONE

                                      FORM 13F INFORMATION TABLE

                                                                                                                        Voting
                                                                                                                       Authority
                                                                                                                       ---------
                                                             Value      Shares/    Sh/   Put/   Invstmt   Other
Name of Issuer                Title of class     CUSIP     (x$1000)     Prn Amt    Prn   Call   Dscretn  Managers  Sole  Shared None
----------------------------- -------------- ------------ ---------- ------------- --- -------- ------- --------- ------ ------ ----
ABBOTT LABS                   COM               002824100     297.00         5,385  SH            Sole              5385
ACE LTD                       ORD               G0070K103  24,929.00       452,757  SH            Sole            411257       41500
AGILENT TECHNOLOGIES INC      COM               00846U101  20,955.00       702,475  SH            Sole            633230       69245
AGNICO EAGLE MINES LTD        COM               008474108     372.00         5,500  SH            Sole              5500
ALTRIA GROUP INC              COM               02209S103   1,692.00        76,222  SH            Sole             76222
AMERICAN INTL GROUP INC       COM               026874107  29,125.00       673,415  SH            Sole            608615       64800
ANHEUSER BUSCH COS INC        COM               035229103     310.00         6,525  SH            Sole              6525
APPLE INC                     COM               037833100   1,923.00        13,400  SH            Sole             13400
AUTOMATIC DATA PROCESSING IN  COM               053015103     261.00         6,164  SH            Sole              6164
BANK OF NEW YORK MELLON CORP  COM               064058100     969.00        23,215  SH            Sole             23215
BECTON DICKINSON & CO         COM               075887109     221.00         2,569  SH            Sole              2569
BERKSHIRE HATHAWAY INC DEL    CL B              084670207   4,603.00         1,029  SH            Sole              1029
BERKSHIRE HATHAWAY INC DEL    CL A              084670108   2,801.00            21  SH            Sole                21
BIOGEN IDEC INC               COM               09062X103     771.00        12,500  SH            Sole             12500
BP PLC                        SPON ADR          055622104   1,429.00        23,560  SH            Sole             23560
CAPITAL ONE FINL CORP         COM               14040H105  18,180.00       369,370  SH            Sole            328370       41000
CHEVRON CORP NEW              COM               166764100  17,130.00       200,685  SH            Sole            178109       22576
CHUBB CORP                    COM               171232101   6,186.00       125,020  SH            Sole            125020
CIMAREX ENERGY CO             COM               171798101  32,601.00       595,553  SH            Sole            537753       57800
CISCO SYS INC                 COM               17275R102     282.00        11,725  SH            Sole             11725
COCA COLA CO                  COM               191216100     996.00        16,365  SH            Sole             16365
COMCAST CORP NEW              CL A              20030N101  28,506.00     1,473,956  SH            Sole           1316181      157775
CONOCOPHILLIPS                COM               20825C104   1,193.00        15,660  SH            Sole             15660
CORN PRODS INTL INC           COM               219023108     241.00         6,500  SH            Sole              6500
COVENTRY HEALTH CARE INC      COM               222862104  19,789.00       490,440  SH            Sole            441440       49000
CRAY INC                      COM NEW           225223304   6,032.00     1,012,050  SH            Sole            918050       94000
DEVON ENERGY CORP NEW         COM               25179M103   8,137.00        77,990  SH            Sole             52290       25700
DIAMOND OFFSHORE DRILLING IN  COM               25271C102     213.00         1,834  SH            Sole              1834
DISNEY WALT CO                COM DISNEY        254687106  10,848.00       345,705  SH            Sole            306705       39000
DOMINION RES INC VA NEW       COM               25746U109     232.00         5,682  SH            Sole              5682
DYNEGY INC DEL                CL A              26817G102     315.00        39,900  SH            Sole             39900
ENCANA CORP                   COM               292505104     288.00         3,808  SH            Sole              3808
EXXON MOBIL CORP              COM               30231G102   1,622.00        19,177  SH            Sole             19177
FAUQUIER BANKSHARES INC VA    COM               312059108     324.00        18,000  SH            Sole             18000
FLEXIBLE SOLUTIONS INTL INC   COM               33938T104     449.00       189,600  SH            Sole            189600
FLEXIBLE SOLUTIONS INTL INC-
R                             COM               33938T104     547.00       231,000  SH            Sole            231000
FOSTER WHEELER LTD            SHS NEW           G36535139     451.00         7,966  SH            Sole              7966
GANNETT INC                   COM               364730101     369.00        12,704  SH            Sole             12704
GENERAL ELECTRIC CO           COM               369604103  24,339.00       657,637  SH            Sole            585937       71700
GLAXOSMITHKLINE PLC           SPON ADR          37733W105   1,067.00        25,146  SH            Sole             25146
GOLDCORP INC NEW              COM               380956409  21,213.00       547,435  SH            Sole            547435
HAIN CELESTIAL GROUP INC      COM               405217100     918.00        31,130  SH            Sole             31130
HONEYWELL INTL INC            COM               438516106  19,553.00       346,557  SH            Sole         304257.43       42300
HOSPIRA INC                   COM               441060100     581.00        13,580  SH            Sole             13580
HSBC HLDGS PLC                SPON ADR NEW      404280406     371.00         4,506  SH            Sole              4506
HUGOTON RTY TR TEX            UNIT BEN INT      444717102   4,897.00       177,553  SH            Sole            177553
INTEL CORP                    COM               458140100     762.00        36,000  SH            Sole             36000
INTERNATIONAL BUSINESS MACHS  COM               459200101   1,708.00        14,835  SH            Sole             14835
JOHNSON & JOHNSON             COM               478160104  22,467.00       346,345  SH            Sole            303145       43200
JP MORGAN CHASE & CO          COM               46625H100  19,644.00       457,361  SH            Sole            413561       43800
KRAFT FOODS INC               CL A              50075N104   2,285.00        73,696  SH            Sole             73696
LEGG MASON INC                COM               524901105     414.00         7,390  SH            Sole              7390
MARKEL CORP                   COM               570535104     793.00         1,803  SH            Sole              1803
MEDTRONIC INC                 COM               585055106   1,004.00        20,760  SH            Sole             20760
MERCK & CO INC                COM               589331107   1,114.00        29,349  SH            Sole             29349
MICROSOFT CORP                COM               594918104  18,824.00       663,283  SH            Sole            568683       94600
NEWMONT MINING CORP           COM               651639106   1,948.00        43,000  SH            Sole              9400       33600
NOKIA CORP                    SPON ADR          654902204     368.00        11,565  SH            Sole             11565
NOVARTIS A G                  SPON ADR          66987V109   1,451.00        28,330  SH            Sole             28330
PACIFIC RIM MNG CORP          COM NEW           694915208   1,497.00     1,324,900  SH            Sole           1324900
PEPSICO INC                   COM               713448108     501.00         6,933  SH            Sole              6933
PFIZER INC                    COM               717081103     351.00        16,765  SH            Sole             16765
PHILIP MORRIS INTL INC        COM               718172109   3,855.00        76,222  SH            Sole             76222
PROCTER & GAMBLE CO           COM               742718109     700.00         9,989  SH            Sole              9989
QUEST DIAGNOSTICS INC         COM               74834L100     344.00         7,600  SH            Sole              7600
REGIONS FINANCIAL CORP NEW    COM               7591EP100     350.00        17,711  SH            Sole             17711
SAN JUAN BASIN RTY TR         UNIT BEN INT      798241105  17,343.00       465,831  SH            Sole            431706       34125
ST JUDE MED INC               COM               790849103  18,294.00       423,560  SH            Sole            374660       48900
STATE STR CORP                COM               857477103     570.00         7,210  SH            Sole              7210
STRYKER CORP                  COM               863667101     970.00        14,918  SH            Sole             14918
SUNTRUST BKS INC              COM               867914103     277.00         5,021  SH            Sole              5021
TECHNITROL INC                COM               878555101     254.00        11,000  SH            Sole             11000
THERMO FISHER SCIENTIFIC INC  COM               883556102   1,137.00        20,000  SH            Sole             20000
TIME WARNER INC               COM               887317105  15,807.00     1,127,447  SH            Sole            982647      144800
TOYOTA MOTOR CORP             SP ADR REP2COM    892331307     378.00         3,750  SH            Sole              3750
TRANSOCEAN INC NEW            SHS               G90073100     473.00         3,498  SH            Sole              3498
UNILEVER PLC                  SPON ADR NEW      904767704   1,139.00        33,780  SH            Sole             33780
UNITEDHEALTH GROUP INC        COM               91324P102  14,092.00       410,118  SH            Sole            358042       52076
WACHOVIA CORP NEW             COM               929903102     421.00        15,584  SH            Sole             15584
WASHINGTON POST CO            CL B              939640108     860.00         1,300  SH            Sole              1300
WESTERN GOLDFIELDS INC CDA    COM NEW           95828P203     173.00        55,200  SH            Sole             55200
YAMANA GOLD INC               COM               98462Y100     322.00        22,000  SH            Sole             22000
PROSHARES TR                  ULTRASHT SP500    74347R883     838.00        13,000  SH            Sole             13000
REPORT SUMMARY                            83 DATA RECORDS 472,256.00 14,906,025.43   0 OTHER
                                                                                       MANAGERS
                                                                                       ON WHOSE
                                                                                       BEHALF
                                                                                       REPORT
                                                                                       IS FILED

Do not save this screen as a text file. This report automatically creates the text file inftable.txt, which meets all SEC filing requirements. For details on the location of this text file, see your 705 Report documentation.